Income Taxes (Details Narrative) (Allied Integral United Inc) (10-K) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Net operating loss carryforwards	$ 2,979,000
Federal [Member]
Net operating loss carryforwards	297,900,000		$ 15,600,000
Allied Integral United Inc [Member] | Federal [Member]
Net operating loss carryforwards	$ 5,952,049	$ 5,089,744